Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders' Equity
Schedule of Share capital

	Number of shares 2025	Number of shares 2024	Number of shares 2023
	Ordinary	Ordinary	Ordinary
Balance at January 1	107,710,916	84,248,384	84,246,967
Issued for cash	—	23,463,610	—
Issued for services	—	—	—
Exercise of share options / vesting of RSUs	148,537	394,481	537,513
Treasury shares issued (transferred)	(148,537)	(395,559)	(536,096)
Balance at December 31	107,710,916	107,710,916	84,248,384

Schedule of fair value of options calculated using Black-Scholes option pricing model and weighted average assumptions utilized

	Options granted		Options granted		Options granted
	in 2025		in 2024		in 2023
Risk-free interest rate	4.099%		3.903%		3.960%
Expected dividend yield	—%		—%		—%
Expected volatility	101.5%		96.5%		105.6%
Expected life in years	5	years	5	years	5	years

Schedule of Movements in the number of options outstanding and weighted average exercise prices

	2025		2024		2023
	Number of	Average	Number of	Average	Number of	Average
	options	exercise price	options	exercise price	options	exercise price
Balance at January 1	11,671,792	€3.38	11,186,240	€3.10	11,279,210	€3.66
Granted	4,852,997	€1.77	1,377,780	€1.94	1,793,449	€2.76
Forfeited	(91,770)	€1.62	(179,259)	€1.61	(276,272)	€4.62
Exercised	(99,317)	€0.63	(300,036)	€0.79	(337,746)	€1.07
Expired	(267,397)	€8.20	(412,933)	€4.05	(1,272,401)	€7.80
Balance at December 31	16,066,305	€2.56	11,671,792	€3.38	11,186,240	€3.10
Exercisable at December 31	9,631,699	€3.09	8,152,467	€3.98	6,679,018	€4.05

Schedule of movements in the number of RSUs outstanding

	2025	2024	2023
	Number of	Number of	Number of
	RSUs	RSUs	RSUs
Balance at January 1	53,569	166,306	370,962
Granted	—	—	52,319
Forfeited	(64)	(17,775)	(66,881)
Released	(49,523)	(94,962)	(190,094)
Balance at December 31	3,982	53,569	166,306